9. Related Party Transactions: Schedule of Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Related Party Transactions
	CFO	Directors
2018	$ 109,000	$ 415,000
2017	$ 87,000	$ 326,000
2016	$ 53,000	$ 261,000